JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — 27.4%
American Credit Acceptance Receivables Trust
Series 2019-3, Class A, 2.44%, 12/12/2022 (a)	42,853	42,964
Series 2017-1, Class D, 3.54%, 3/13/2023 (a)	165,391	166,086
Series 2020-1, Class B, 2.08%, 12/13/2023 (a)	94,000	93,778
AmeriCredit Automobile Receivables Series 2015-4, Class D, 3.72%, 12/8/2021	192,467	192,584
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	14,488	14,489
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	136,916	117,240
Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	142,051	106,053
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	112,888	98,534
CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112,000	111,385
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052‡ (a)	250,000	232,696
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	59,027	59,256
Series 2018-B, Class B, 3.23%, 7/15/2022 (a)	47,401	47,446
Series 2019-C, Class B, 2.63%, 8/15/2023 (a)	130,000	130,474
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	250,000	252,184
Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250,000	248,070
Drive Auto Receivables Trust Series 2018-5, Class B, 3.68%, 7/15/2023	189,940	191,114
DT Auto Owner Trust
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	64,504	64,879
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	88,000	88,658
Series 2020-1A, Class B, 2.16%, 5/15/2024 (a)	50,000	49,929
Series 2019-1A, Class C, 3.61%, 11/15/2024 (a)	90,000	90,421
Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	190,000	190,337
Exeter Automobile Receivables Trust
Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	105,856	106,189
Series 2019-3A, Class B, 2.58%, 8/15/2023 (a)	195,000	196,934
Series 2020-1A, Class B, 2.26%, 4/15/2024 (a)	40,000	40,097
First Investors Auto Owner Trust
Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	186,276	186,670
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	26,251	26,307
Series 2019-1A, Class B, 3.02%, 3/17/2025 (a)	120,000	119,302
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	100,000	101,632
Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	31,729	31,760
Series 2018-2, Class B, 3.56%, 5/15/2023 (a)	150,000	152,720
Series 2019-1, Class A, 3.11%, 8/15/2023 (a)	138,684	140,448
Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	177,142	179,795
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	400,000	402,072
Series 2019-3, Class B, 2.48%, 8/15/2024 (a)	225,000	224,539
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	167,000	170,814
Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.98%, 6/15/2022	200,000	203,756
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	24,922	24,757
Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	95,113	93,795
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	20,977	21,093
Series 2019-2A, Class A, 3.06%, 4/17/2023 (a)	39,134	39,489
Series 2019-3A, Class A, 2.58%, 7/17/2023 (a)	81,344	81,976
GLS Auto Receivables Trust
Series 2018-3A, Class A, 3.35%, 8/15/2022 (a)	23,321	23,397
Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	125,000	126,129
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	131,913	138,139
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	73,448	76,116
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	150,000	151,810
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	175,000	160,809
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029 (a)	121,386	120,176
Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	159,223	158,621

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	84,405	84,447
OneMain Direct Auto Receivables Trust Series 2017-2A, Class B, 2.55%, 11/14/2023 (a)	39,050	39,058
Progress Residential Trust Series 2020-SFR2, Class A, 2.08%, 6/18/2037 (a)	150,000	150,047
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	61,908	61,416
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	6,244	6,249
Series 2017-3, Class C, 2.76%, 12/15/2022	23,137	23,223
Series 2019-1, Class B, 3.21%, 9/15/2023	90,000	90,879
Santander Retail Auto Lease Trust Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	200,000	201,450
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025 (a)	7,831	7,803
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	17,425	17,427
Series 2017-2, Class A, 3.28%, 2/25/2026 (a)	20,474	20,506
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (a)	100,000	92,028
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	41,431	42,088
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (a)	250,000	252,040
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057 (a) (b)	68,177	69,936
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049‡ (a) (c)	111,075	106,382
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡ (a) (c)	137,758	130,065
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	126,230	123,156
Series 2018-1A, Class B, 3.58%, 12/20/2031‡ (a)	126,230	121,250

TOTAL ASSET-BACKED SECURITIES (Cost $7,818,091)		7,727,369

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.7%
FHLMC, REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	29,638	34,643
Series 4151, Class YC, 2.50%, 1/15/2033	230,088	238,150
Series 2740, Class PE, 5.50%, 1/15/2034	109,067	127,497
Series 2943, Class ZC, 5.00%, 2/15/2034	40,774	46,611
Series 2768, Class PK, 5.00%, 3/15/2034	37,345	41,587
Series 3237, Class CE, 5.50%, 11/15/2036	50,000	63,852
Series 3249, Class CB, 4.25%, 12/15/2036	43,370	46,119
Series 3258, Class XX, 5.50%, 12/15/2036	53,000	58,868
Series 4031, Class AB, 5.50%, 6/15/2037	133,178	156,226
Series 3404, Class DC, 5.50%, 1/15/2038	50,000	60,957
Series 3601, Class HB, 5.00%, 11/15/2039	25,000	29,878
Series 3626, Class ME, 5.00%, 1/15/2040	29,000	35,110
Series 3680, Class ZA, 4.50%, 6/15/2040	135,449	152,983
Series 3777, Class WA, 4.00%, 12/15/2040	126,295	140,531
Series 3772, Class NE, 4.50%, 12/15/2040	180,000	217,484
Series 3939, Class AZ, 4.00%, 3/15/2041	186,657	204,808
Series 4240, Class DK, 4.00%, 11/15/2042	69,194	77,088
Series 4283, Class EW, 4.50%, 12/15/2043 (b)	114,302	126,987
FNMA, REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	93,704	105,991
Series 2003-32, Class UJ, 5.50%, 5/25/2033	24,616	28,331
Series 2003-82, Class Z, 5.50%, 8/25/2033	42,248	49,089
Series 2004-17, Class H, 5.50%, 4/25/2034	101,656	119,779
Series 2004-31, Class MZ, 4.25%, 5/25/2034	29,571	35,434
Series 2004-36, Class CB, 5.00%, 5/25/2034	27,258	31,260
Series 2004-91, Class BR, 5.50%, 12/25/2034	34,877	40,323
Series 2009-13, Class PM, 4.00%, 4/25/2035	94,310	98,839
Series 2005-29, Class WQ, 5.50%, 4/25/2035	120,491	141,389
Series 2005-109, Class GD, 6.00%, 10/25/2035	18,750	20,831

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015-65, Class LD, 3.50%, 1/25/2036	80,000	91,096
Series 2005-122, Class PY, 6.00%, 1/25/2036	71,000	86,199
Series 2006-24, Class Z, 5.50%, 4/25/2036	114,608	130,985
Series 2007-36, Class PH, 5.50%, 4/25/2037	33,300	38,876
Series 2007-60, Class ZB, 4.75%, 5/25/2037	262,003	289,993
Series 2009-42, Class TZ, 4.50%, 3/25/2039	222,079	258,109
Series 2009-66, Class KE, 4.00%, 9/25/2039	62,754	68,875
Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	30,439
Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	26,582
Series 2010-87, Class PJ, 3.50%, 6/25/2040	28,745	29,781
Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	394,943
Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	215,651
Series 2011-1, Class QA, 4.50%, 10/25/2040	65,701	67,722
Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	295,115
Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	142,363
Series 2010-129, Class PZ, 4.50%, 11/25/2040	243,537	270,618
Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	338,036
Series 2010-141, Class AL, 4.00%, 12/25/2040	182,381	203,390
Series 2010-154, Class KZ, 4.50%, 1/25/2041	44,727	58,488
Series 2011-55, Class BZ, 3.50%, 6/25/2041	171,204	190,628
Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	84,464
Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	230,595
Series 2012-120, Class PA, 3.50%, 10/25/2042	83,271	90,775
Series 2014-19, Class Z, 4.50%, 4/25/2044	263,828	312,402
Series 2015-61, Class PV, 3.50%, 5/25/2044	21,034	23,157
Series 2016-32, Class PA, 3.00%, 12/25/2045	142,488	151,612
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	91,533	100,928
Series 2004-55, Class MC, 5.50%, 7/20/2034	21,579	24,839
Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	33,360
Series 2005-17, Class GE, 5.00%, 2/20/2035	158,061	179,897
Series 2008-25, Class AD, 4.50%, 3/20/2038	111,021	123,322
Series 2009-16, Class ZD, 6.00%, 3/20/2039	149,677	174,072
Series 2009-58, Class PA, 4.50%, 7/20/2039	181,477	200,523
Series 2010-69, Class ME, 3.00%, 4/20/2040	58,578	59,808

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,883,177)		7,548,288

CORPORATE BONDS — 22.4%
Aerospace & Defense — 0.4%
Lockheed Martin Corp. 2.80%, 6/15/2050	15,000	15,733
Northrop Grumman Corp.
3.20%, 2/1/2027	30,000	32,901
3.85%, 4/15/2045	20,000	22,896
Raytheon Technologies Corp. 4.63%, 11/16/2048	40,000	51,831

		123,361

Automobiles — 0.1%
Hyundai Capital America 3.45%, 3/12/2021 (a)	30,000	30,206

Banks — 3.5%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (d)	65,000	67,228
4.20%, 8/26/2024	60,000	66,169
5.00%, 1/21/2044	55,000	72,104
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (d)	15,000	17,457
Citigroup, Inc.
3.75%, 6/16/2024	41,000	44,613
3.20%, 10/21/2026	19,000	20,330
8.13%, 7/15/2039	30,000	50,434
Citizens Financial Group, Inc. 2.38%, 7/28/2021	50,000	50,704
Commonwealth Bank of Australia (Australia) 3.45%, 3/16/2023 (a)	70,000	75,016
Fifth Third Bancorp 3.65%, 1/25/2024	35,000	37,942
Huntington Bancshares, Inc. 2.30%, 1/14/2022	50,000	50,999
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	45,000	47,501
3.78%, 3/2/2025	45,000	49,323
3.74%, 3/7/2029	15,000	16,764
Regions Financial Corp. 2.75%, 8/14/2022	40,000	40,939
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	30,344

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	25,000	26,251
3.36%, 7/12/2027	25,000	26,851
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	70,000	73,687
4.65%, 11/4/2044	30,000	35,604
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	65,000	70,643

		970,903

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	30,000	33,240
4.90%, 2/1/2046	25,000	28,990
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10,000	11,570
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15,000	16,950
4.95%, 1/15/2042	30,000	35,016
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	15,000	17,785
5.09%, 5/25/2048	5,000	6,484
Molson Coors Beverage Co. 4.20%, 7/15/2046	15,000	14,140

		164,175

Biotechnology — 0.7%
AbbVie, Inc.
3.80%, 3/15/2025 (a)	15,000	16,522
3.60%, 5/14/2025	50,000	55,164
4.55%, 3/15/2035 (a)	10,000	11,780
4.85%, 6/15/2044 (a)	15,000	17,802
4.70%, 5/14/2045	15,000	17,910
4.88%, 11/14/2048	15,000	18,497
Amgen, Inc. 2.20%, 2/21/2027	10,000	10,423
Gilead Sciences, Inc.
3.70%, 4/1/2024	30,000	33,252
4.80%, 4/1/2044	15,000	19,743

		201,093

Building Products — 0.1%
Masco Corp. 4.45%, 4/1/2025	25,000	27,284

Capital Markets — 1.3%
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	22,127
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	50,000	54,767
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	72,251
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021(a)	30,000	30,913
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (d)	20,000	20,979
Morgan Stanley
4.00%, 7/23/2025	90,000	100,617
3.13%, 7/27/2026	35,000	37,918
3.95%, 4/23/2027	25,000	27,836

		367,408

Chemicals — 0.6%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	100,000	113,451
Mosaic Co. (The)
3.25%, 11/15/2022	10,000	10,076
4.05%, 11/15/2027	10,000	10,173
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20,000	20,954
6.13%, 1/15/2041	20,000	25,349

		180,003

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	31,580

Consumer Finance — 0.5%
American Express Co. 2.50%, 8/1/2022	30,000	31,137
Capital One Financial Corp.
4.20%, 10/29/2025	15,000	15,829
3.75%, 3/9/2027	25,000	26,122
General Motors Financial Co., Inc. 4.20%, 3/1/2021	25,000	25,251
HSBC Finance Corp. 6.68%, 1/15/2021	30,000	30,730

		129,069

Diversified Financial Services — 0.3%
ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	32,678
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	25,000	34,454
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	21,498

		88,630

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.00%, 6/30/2022	25,000	25,938
3.40%, 5/15/2025	30,000	32,347
5.35%, 9/1/2040	65,000	80,926
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15,000	21,505
Verizon Communications, Inc.
4.33%, 9/21/2028	41,000	48,964
4.86%, 8/21/2046	55,000	73,790

		283,470

Electric Utilities — 1.0%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	25,365
Duke Energy Corp.
2.65%, 9/1/2026	25,000	26,758
3.75%, 9/1/2046	25,000	27,572
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10,000	10,878
4.75%, 6/15/2046	20,000	22,666
Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	48,073
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19,000	20,380

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15,000	18,586
Metropolitan Edison Co. 3.50%, 3/15/2023 (a)	15,000	15,702
PNM Resources, Inc. 3.25%, 3/9/2021	15,000	15,150
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	21,316
Southern Co. (The) 3.25%, 7/1/2026	30,000	33,047

		285,493

Electrical Equipment — 0.1%
Eaton Corp. 3.10%, 9/15/2027	25,000	26,676

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
3.25%, 9/8/2024	15,000	15,731
3.88%, 1/12/2028	15,000	15,319
Corning, Inc.
5.35%, 11/15/2048	20,000	25,057
4.38%, 11/15/2057	15,000	16,614

		72,721

Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/2025	2,000	2,116
4.50%, 11/15/2041	10,000	9,290
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	15,000	16,222
4.30%, 5/1/2029 (a)	30,000	32,548

		60,176

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
5.00%, 2/15/2024	30,000	34,151
3.95%, 3/15/2029	15,000	17,019
Boston Properties LP 3.40%, 6/21/2029	25,000	26,280
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	24,839
Healthpeak Properties, Inc. 3.25%, 7/15/2026	50,000	50,799
Host Hotels & Resorts LP 3.88%, 4/1/2024	15,000	14,871
Life Storage LP 4.00%, 6/15/2029	5,000	5,170
National Retail Properties, Inc. 4.00%, 11/15/2025	20,000	21,002
Realty Income Corp. 3.65%, 1/15/2028	25,000	26,670
Simon Property Group LP 4.75%, 3/15/2042	10,000	10,226
UDR, Inc.
4.40%, 1/26/2029	20,000	22,496
3.20%, 1/15/2030	10,000	10,459
3.00%, 8/15/2031	20,000	20,379
VEREIT Operating Partnership LP 4.88%, 6/1/2026	10,000	9,968
Welltower, Inc.
4.00%, 6/1/2025	25,000	26,113
4.13%, 3/15/2029	20,000	20,667
6.50%, 3/15/2041	10,000	11,972

		353,081

Food & Staples Retailing — 0.1%
Kroger Co. (The) 5.15%, 8/1/2043	20,000	25,572

Food Products — 0.2%
Campbell Soup Co. 3.65%, 3/15/2023	6,000	6,394
Conagra Brands, Inc. 5.30%, 11/1/2038	5,000	6,375
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	23,993
Tyson Foods, Inc.
3.95%, 8/15/2024	15,000	16,550
5.15%, 8/15/2044	10,000	12,171

		65,483

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories
3.75%, 11/30/2026	17,000	19,914
4.75%, 11/30/2036	15,000	19,848
5.30%, 5/27/2040	15,000	21,050
Becton Dickinson and Co.
2.89%, 6/6/2022	10,000	10,388
3.70%, 6/6/2027	10,000	11,182
Boston Scientific Corp.
3.85%, 5/15/2025	13,000	14,382
4.70%, 3/1/2049	10,000	12,800
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	6,000	6,339
3.55%, 4/1/2025	10,000	10,765

		126,668

Health Care Providers & Services — 0.8%
Aetna, Inc. 2.80%, 6/15/2023	35,000	36,523
Anthem, Inc.
3.35%, 12/1/2024	15,000	16,372
4.63%, 5/15/2042	20,000	24,574
CVS Health Corp.
3.70%, 3/9/2023	30,000	32,137
4.30%, 3/25/2028	41,000	46,750
4.78%, 3/25/2038	27,000	32,875
HCA, Inc.
4.50%, 2/15/2027	20,000	22,089
5.25%, 6/15/2049	15,000	17,658

		228,978

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 3.80%, 4/1/2028	35,000	40,213
Starbucks Corp. 4.45%, 8/15/2049	15,000	17,514

		57,727

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC 5.75%, 10/1/2041	45,000	50,513

Industrial Conglomerates — 0.3%
General Electric Co.
3.38%, 3/11/2024	20,000	20,318
6.75%, 3/15/2032	45,000	53,980
4.13%, 10/9/2042	23,000	21,184

		95,482

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Insurance — 1.3%
American Financial Group, Inc. 3.50%, 8/15/2026	20,000	20,234
American International Group, Inc.
3.75%, 7/10/2025	20,000	21,798
3.88%, 1/15/2035	25,000	27,216
4.38%, 1/15/2055	15,000	16,290
Athene Global Funding
3.00%, 7/1/2022 (a)	25,000	25,224
2.95%, 11/12/2026 (a)	30,000	29,904
Athene Holding Ltd. 4.13%, 1/12/2028	10,000	9,689
Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	26,090
Lincoln National Corp.
4.20%, 3/15/2022	15,000	15,864
3.63%, 12/12/2026	15,000	16,186
4.35%, 3/1/2048	20,000	21,150
Markel Corp.
3.50%, 11/1/2027	20,000	21,123
5.00%, 5/20/2049	15,000	17,388
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	30,000	35,414
New York Life Global Funding 1.10%, 5/5/2023 (a)	30,000	30,353
Principal Financial Group, Inc. 3.70%, 5/15/2029	5,000	5,625
Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	33,630

		373,178

Media — 0.8%
Charter Communications Operating LLC 5.75%, 4/1/2048	10,000	12,314
Comcast Corp.
3.38%, 2/15/2025	30,000	33,171
3.15%, 3/1/2026	30,000	33,303
3.20%, 7/15/2036	40,000	43,095
6.40%, 5/15/2038	30,000	43,842
4.50%, 1/15/2043	15,000	18,677
Cox Communications, Inc.
3.15%, 8/15/2024 (a)	25,000	26,525
4.60%, 8/15/2047 (a)	15,000	17,565

		228,492

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a)	15,000	16,047
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	10,000	10,438

		26,485

Multiline Retail — 0.0% (e)
Dollar General Corp. 4.13%, 5/1/2028	5,000	5,684

Multi-Utilities — 0.3%
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	25,000	26,357
Series C, 4.05%, 9/15/2042	20,000	21,757
Sempra Energy 3.80%, 2/1/2038	25,000	26,794

		74,908

Oil, Gas & Consumable Fuels — 2.5%
Apache Corp.
4.38%, 10/15/2028	20,000	17,896
4.25%, 1/15/2044	25,000	18,279
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	30,000	32,501
Boardwalk Pipelines LP 5.95%, 6/1/2026	20,000	20,173
Buckeye Partners LP 5.85%, 11/15/2043	10,000	8,337
Enbridge, Inc. (Canada)
4.25%, 12/1/2026	20,000	22,131
4.50%, 6/10/2044	15,000	15,527
Energy Transfer Operating LP 6.25%, 4/15/2049	15,000	16,281
Energy Transfer Partners LP 5.88%, 3/1/2022	15,000	15,801
Enterprise Products Operating LLC
3.75%, 2/15/2025	30,000	32,999
3.13%, 7/31/2029	15,000	15,856
5.10%, 2/15/2045	35,000	39,974
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	26,296
Magellan Midstream Partners LP 4.20%, 10/3/2047	10,000	10,106
Marathon Petroleum Corp. 6.50%, 3/1/2041	15,000	17,838
MPLX LP
4.88%, 6/1/2025	10,000	10,644
4.13%, 3/1/2027	15,000	15,492
4.50%, 4/15/2038	10,000	9,915
5.20%, 3/1/2047	15,000	16,295
Nexen, Inc. (China) 5.88%, 3/10/2035	20,000	27,300
Noble Energy, Inc.
3.85%, 1/15/2028	15,000	13,642
5.05%, 11/15/2044	30,000	26,022
ONEOK, Inc.
3.40%, 9/1/2029	30,000	27,730
4.45%, 9/1/2049	15,000	13,701
Phillips 66 4.88%, 11/15/2044	20,000	24,850
Plains All American Pipeline LP 3.55%, 12/15/2029	30,000	28,335
Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	21,196
Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20,000	21,775
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027	10,000	10,018
5.35%, 5/15/2045	30,000	29,295
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	25,000	28,974
4.63%, 3/1/2034	15,000	17,188
4.75%, 5/15/2038	20,000	23,282
5.00%, 10/16/2043	10,000	12,044
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20,000	21,393

		709,086

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. 4.63%, 5/15/2044 (a)	10,000	13,290
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50,000	55,198
Zoetis, Inc.
4.50%, 11/13/2025	15,000	17,260
2.00%, 5/15/2030	15,000	15,101
4.70%, 2/1/2043	15,000	19,195

		120,044

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	36,636
CSX Corp. 4.30%, 3/1/2048	20,000	24,334
ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30,000	33,990
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	40,000	45,011
Norfolk Southern Corp. 4.65%, 1/15/2046	10,000	12,560

		152,531

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp.
2.65%, 1/15/2023	20,000	20,671
3.88%, 1/15/2027	25,000	26,304

		46,975

Software — 0.5%
Microsoft Corp. 4.20%, 11/3/2035	60,000	78,776
Oracle Corp. 3.85%, 7/15/2036	60,000	69,419

		148,195

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	25,000	26,726
Lowe’s Cos., Inc. 4.65%, 4/15/2042	10,000	12,298

		39,024

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.65%, 2/23/2046	30,000	41,233
Dell International LLC 4.42%, 6/15/2021 (a)	25,000	25,469

		66,702

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	15,000	15,775
3.56%, 8/15/2027	20,000	21,014
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	35,000	41,978

		78,767

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.50%, 1/15/2022	25,000	23,927
3.25%, 3/1/2025	10,000	9,255
3.25%, 10/1/2029	20,000	17,037
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	30,000	25,205
3.50%, 11/1/2027 (a)	20,000	13,847
International Lease Finance Corp. 4.63%, 4/15/2021	35,000	34,761

		124,032

Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.75%, 4/15/2027 (a)	15,000	16,218
4.50%, 4/15/2050 (a)	5,000	5,622
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	20,000	21,749
4.38%, 5/30/2028	25,000	29,257
5.00%, 5/30/2038	11,000	13,446

		86,292

TOTAL CORPORATE BONDS (Cost $5,868,738)		6,326,147

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
3.75%, 11/15/2043	7,000	10,399
2.38%, 11/15/2049	65,000	80,102
2.00%, 2/15/2050	150,000	171,475
U.S. Treasury Notes
2.63%, 2/28/2023	265,000	282,722
0.38%, 4/30/2025	500,000	501,699
0.50%, 4/30/2027	1,000,000	1,000,508
2.75%, 2/15/2028	230,000	268,543
2.88%, 5/15/2028	17,600	20,793
1.75%, 11/15/2029	70,000	77,268

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,331,212)		2,413,509

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035‡ (a) (b)	100,000	87,015
Series 2018-20TS, Class E, 3.10%, 5/15/2035‡ (a) (b)	100,000	85,082
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	23,593	24,221
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8,323	8,906
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	11,750	12,452
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	15,874
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	29,158	31,035
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	23,871	25,007

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (b)	200,000	219,168
Series K090, Class A2, 3.42%, 2/25/2029	120,000	140,175
FREMF Mortgage Trust Series 2013-K26, Class B, 3.60%, 12/25/2045 (a) (b)	99,000	101,470
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 1.37%, 11/21/2035‡ (a) (b)	150,000	135,495
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	116,580
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50,000	52,519
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13,593	13,899
Series 2011-C5, Class B, 5.44%, 8/15/2046 (a) (b)	169,000	171,213
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.20%, 11/15/2045 (b)	30,000	28,139
JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 2.10%, 11/27/2049‡ (a) (b) 180,000 175,011
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A2, 3.19%, 10/15/2047	4,670	4,667
Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	137,153
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	130,000	137,916
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	26,291	26,967

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,716,037)		1,749,964

MORTGAGE-BACKED SECURITIES — 1.5%
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	132,006	148,620
Pool # AM5940, 3.24%, 6/1/2026	67,404	74,919
Pool # AM6428, 3.58%, 8/1/2029	86,215	95,889
Pool # AM6430, 3.58%, 8/1/2029	86,215	99,009

TOTAL MORTGAGE-BACKED SECURITIES (Cost $377,351)		418,437

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 7.5%
INVESTMENT COMPANIES — 7.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (f) (g) (Cost $2,107,867)	2,107,167	2,109,274

Total Investments — 100.3% (Cost $27,102,473)		28,292,988
Liabilities in Excess of Other Assets — (0.3)%		(77,475)

Net Assets — 100.0%		28,215,513

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,044,948	$682,421	$7,727,369
Collateralized Mortgage Obligations	—	7,548,288	—	7,548,288
Commercial Mortgage-Backed Securities	—	1,267,361	482,603	1,749,964
Corporate Bonds	—	6,326,147	—	6,326,147
Mortgage-Backed Securities	—	418,437	—	418,437
U.S. Treasury Obligations	—	2,413,509	—	2,413,509
Short-Term Investments
Investment Companies	2,109,274	—	—	2,109,274

Total Investments in Securities	$2,109,274	$25,018,690	$1,165,024	$28,292,988

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$955,903	$—	$(69,534)	$31	$—	$(130,709)	$—	$(73,270)	$682,421
Commercial Mortgage-Backed Securities	429,650	—	(49,155)	181	—	—	101,927	—	482,603

Total	$1,385,553	$—	$(118,689)	$212	$—	$(130,709)	$101,927	$(73,270)	$1,165,024

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(117,038).

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$682,421	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (13.21%	)
			Yield (Discount Rate of Cash Flows)	4.38% - 9.64% (6.51%	)

Asset-Backed Securities	682,421

	347,108	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.95% - 9.00% (7.76%)

Commercial Mortgage-Backed Securities	347,108

Total	$1,029,529

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was $135,495. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$—	$7,980,011	$5,873,417	$1,272	$1,408	$2,109,274	2,107,167	$2,198	$—
JPMorgan Prime Money Market Fund Class Institutional Shares(a)	2,582,926	1,290,230	3,872,847	407	(716)	—	—	4,196	—

Total	$2,582,926	$9,270,241	$9,746,264	$1,679	$692	$2,109,274		$6,394	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.